ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

ACCUMULATED OTHER COMPREHENSIVE INCOME
Comprehensive income includes all changes in stockholders’ equity that do not arise from transactions with stockholders, and consists of net income, CTA, certain gains and losses from other postretirement benefit (OPEB) plans and gains and losses on cash flow hedges.
The following table is a net-of-tax summary of the changes in AOCI by component for the years ended December 31, 2020 and 2019.

(in millions)	CTA	Pension and OPEB plans	Hedging activities	Total
Gains (losses)
Balance as of December 31, 2019	$(2,954)	$(715)	$(41)	$(3,710)
Other comprehensive (loss) income before reclassifications	367	59	(117)	309
Amounts reclassified from AOCI (a)	—	82	5	87
Net other comprehensive (loss) income	367	141	(112)	396
Balance as of December 31, 2020	$(2,587)	$(574)	$(153)	$(3,314)

(in millions)	CTA	Pension and OPEB plans	Hedging activities	Total
Gains (losses)
Balance as of December 31, 2018	$(2,868)	$(954)	$(1)	$(3,823)
Adoption of new accounting standard	9	(169)	(1)	(161)
Other comprehensive income (loss) before reclassifications	(95)	(184)	(36)	(315)
Amounts reclassified from AOCI (a)	—	592	(3)	589
Net other comprehensive (loss) income	(95)	408	(39)	274
Balance as of December 31, 2019	$(2,954)	$(715)	$(41)	$(3,710)
(a)    See table below for details about these reclassifications.
The following table is a summary of the amounts reclassified from AOCI to net income during the years ended December 31, 2020 and 2019.

	Amounts reclassified from AOCI (a)
(in millions)	2020	2019	Location of impact in income statement
Pension and OPEB items
Amortization of net losses and prior service costs or credits	$(59)	$(31)	Other (income) expense, net
Settlement charges	(46)	(755)	Other (income) expense, net
	(105)	(786)	Total before tax
Less: Tax effect	23	194	Income tax expense
	$(82)	$(592)	Net of tax
Gains (losses) on hedging activities
Foreign exchange contracts	$(5)	$4	Cost of sales
Interest rate contracts	(1)	—	Interest expense, net
	(6)	4	Total before tax
Less: Tax effect	1	(1)	Income tax expense
	$(5)	$3	Net of tax
Total reclassification for the period	$(87)	$(589)	Total net of tax
(a)Amounts in parentheses indicate reductions to net income.
Refer to Note 11 for additional information regarding the amortization of pension and OPEB items and Note 14 for additional information regarding hedging activity.